Derivative Instruments (Schedule Of Mortgage Banking Derivatives) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Fair Value, Derivative	$ 17	$ 56
Interest Rate Commitments [Member]
Derivatives, Fair Value [Line Items]
Notional Amount, Assets	55,220	2,390
Fair Value, Derivative	721	$ 11
TBA Mortgage-Back Securities [Member]
Derivatives, Fair Value [Line Items]
Notional Amount, Assets	33,250
Fair Value, Derivative	$ (342)